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NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares				Fair Value
	PREFERRED STOCKS — 12.6%
	BANKING — 6.0%
29,000	Bank of America Corporation - Series E, 5.9186%			$587,830
26,000	Bank of Hawaii Corporation, 8.0000%			690,820
28,000	First Busey Corporation, 8.2500%			725,760
6,000	Wintrust Financial Corporation, 7.8750%			160,200
				2,164,610
	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
1,000,000	Mellon Capital IV - Series 1, 4.5212%			851,296

	REAL ESTATE INVESTMENT TRUSTS — 4.3%
31,300	EPR Properties - Series C, 5.7500%			823,816
16,000	LXP Industrial Trust - Series C, 6.500%			732,640
				1,556,456
	TOTAL PREFERRED STOCKS (Cost $4,478,581)			4,572,362

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 78.8%
	AEROSPACE & DEFENSE — 1.6%
600,000	TransDigm, Inc.	4.6250	01/15/29	598,120

	APPAREL & TEXTILE PRODUCTS — 4.0%
1,475,000	Under Armour, Inc.	3.2500	06/15/26	1,469,082

	ASSET MANAGEMENT — 5.0%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	836,567
1,000,000	Hercules Capital, Inc.	2.6250	09/16/26	988,998
				1,825,565
	BANKING — 4.1%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,495,974

	BIOTECH & PHARMA — 4.0%
1,400,000	Elanco Animal Health, Inc.	6.6500	08/28/28	1,458,947

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NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	ENGINEERING & CONSTRUCTION — 6.1%
900,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	7.5000	02/01/32	$917,574
1,300,000	Great Lakes Dredge & Dock Corporation	5.2500	06/01/29	1,297,319
				2,214,893
	HOME & OFFICE PRODUCTS — 11.9%
1,500,000	ACCO Brands Corporation(a)	4.2500	03/15/29	1,383,016
1,510,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,514,109
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,392,674
				4,289,799
	HOME CONSTRUCTION — 6.8%
1,475,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,478,206
1,000,000	M/I Homes, Inc.	4.9500	02/01/28	998,218
				2,476,424
	HOUSEHOLD PRODUCTS — 5.6%
1,300,000	Central Garden & Pet Company	4.1250	10/15/30	1,255,477
200,000	Energizer Holdings, Inc.	4.7500	06/15/28	198,855
600,000	Energizer Holdings, Inc.(a)	6.0000	09/15/33	586,567
				2,040,899
	INSURANCE — 3.6%
1,300,000	Horace Mann Educators Corporation	4.7000	10/01/30	1,305,878

	LEISURE FACILITIES & SERVICES — 14.2%
800,000	Brinker International, Inc.(a)	8.2500	07/15/30	845,833
250,000	Carnival Corporation	6.6500	01/15/28	260,190
1,450,000	Churchill Downs, Inc.(a)	4.7500	01/15/28	1,447,706
1,300,000	Lindblad Expeditions, LLC(a)	7.0000	09/15/30	1,364,464
1,200,000	Vail Resorts, Inc.	5.6250	07/15/30	1,221,798
				5,139,991
	MEDICAL EQUIPMENT & DEVICES — 0.7%
250,000	Embecta Corporation(a)	6.7500	02/15/30	242,730

	OIL & GAS SERVICES & EQUIPMENT — 4.2%
1,500,000	Oceaneering International, Inc.	6.0000	02/01/28	1,531,110

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NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.0%
1,400,000	EPR Properties	4.9500	04/15/28	$1,417,254
400,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	397,278
				1,814,532
	RETAIL - DISCRETIONARY — 2.0%
750,000	BlueLinx Holdings, Inc.(a)	6.0000	11/15/29	740,224

	TOTAL CORPORATE BONDS (Cost $28,257,564)			28,644,168

	U.S. GOVERNMENT & AGENCIES — 5.5%
	U.S. TREASURY BILLS — 5.5%
1,000,000	United States Treasury Bill(c)	2.1900	03/05/26	999,699
1,000,000	United States Treasury Bill(c)	3.5300	04/16/26	995,479
				1,995,178
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,995,079)			1,995,178

Shares
	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
722,306	First American Treasury Obligations Fund, Class X, 3.60%(c) (Cost $722,306)			722,306

	TOTAL INVESTMENTS - 98.9% (Cost $35,453,530)			$35,934,014
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			395,738
	NET ASSETS - 100.0%			$36,329,752

LLC	- Limited Liability Company
L.P.	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the total market value of Rule 144A securities is $7,528,114 or 20.7% of net assets.
(b)	Zero coupon bond. Rate disclosed is the current yield as of February 28, 2026.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2026.

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